SHARE CAPITAL - Summary of share capital (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 20, 2024 CAD ($) yr $ / shares	Jun. 29, 2023 CAD ($) yr $ / shares	Nov. 16, 2022 $ / shares	Sep. 30, 2022 CAD ($) $ / shares	Aug. 31, 2022 CAD ($) shares	Aug. 15, 2022 CAD ($) $ / shares	Jun. 27, 2022 CAD ($) shares	Jun. 24, 2022 CAD ($) shares	Jun. 22, 2022 CAD ($) shares	Apr. 01, 2022 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Nov. 14, 2023 CAD ($)	Sep. 26, 2023 CAD ($)
Reconciliation of number of shares outstanding [abstract]
Weighted average fair value at measurement date, share options granted | $	$ 8	$ 4,080									$ 39,177		$ 10,907	$ 577
Risk free interest rate, share options granted	3.52%	3.78%
Expected volatility, share options granted	95.00%	95.00%
Option life, share options granted | yr	5.00	5.00
Expected dividend as percentage, share options granted	0.00%	0.00%
Weighted average share price, share options granted | $ / shares	$ 0.56	$ 0.47
Exercise price, share options granted (in CAD per share) | $ / shares	$ 0.56	$ 0.44
Shares issued on Adelia milestones | $												$ 2,988
Number of common shares held in escrow (in shares)											15,807,443	0
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Balance (in shares)										1,047,135.1	530,542.1	1,047,135.1
Shares issued on Adelia milestones (in shares)					33,190.1		37,366.2	266,933.1	456.5	22,428.3	0	360,374.2
Converted to Common Shares (in shares)											(494,457.4)	(876,967.2)
Balance (in shares)											36,084.7	530,542.1
Shares issued on Adelia milestones | $					$ 468		$ 280	$ 2,034	$ 5	$ 229
Employee
Reconciliation of number of shares outstanding [abstract]
Weighted average fair value at measurement date, share options granted | $				$ 98		$ 14
Risk free interest rate, share options granted			3.78%	3.32%		2.88%
Expected volatility, share options granted			85.00%	95.00%		95.00%
Option life, share options granted			3	5		5
Expected dividend as percentage, share options granted			0.00%	0.00%		0.00%
Weighted average share price, share options granted | $ / shares			$ 0.58	$ 0.67		$ 0.97
Exercise price, share options granted (in CAD per share) | $ / shares			$ 0.75	$ 1.00		$ 1.00